Schedule of Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net (DETAILS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011 Restated
Gain (loss) on settlement of investments, net
Gain on settlement of real estate securities	$ 14,629	$ 64,778	$ 81,434
Loss on settlement of real estate securities	(4,433)	(9,192)	(5,091)
Gain on sale of CDO X interests	224,317
Gain on repayment/disposition of loans held-for-sale			1,838
Loss on repayment/disposition of loans held-for sale	(1,614)
Realized gain (loss) of termination of derivative instruments		(3,279)
Loss on disposal of long-lived assets	(2)
Gain (loss) on settlement of investments, net	232,897	52,307	78,181
Other income (loss), net
Gain (loss) on non-hedge derivative instruments	9,101	(1,240)	3,284
Unrealized (loss) recognized at de-designation of hedges	(7,036)	(35,905)	(13,939)
Hedge ineffectiveness	483	580	(917)
Gain on deconsolidation			45,072
Equity in earnings of equity method investee		94	272
Collateral management fee income, net	1,786	475	2,432
Other income (loss)	978	320
Total Other income (loss), net	$ 5,312	$ (35,676)	$ 36,204